Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,107,233.12
Previously Paid Amount	0.00
Total Fee Amount	567.21
Total Offset Amount	0.00
Net Fee	567.21
Narrative - Max Aggregate Offering Price	$ 4,107,233.12
Final Prospectus	true